Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	Pazoo, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Entity Central Index Key	0001533427
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	101,409,500
Entity Public Float	$ 1,014,095
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	Amendment 1